FINANCIAL RISK MANAGEMENT - Financial assets and liabilities (Details) - USD ($)	Dec. 31, 2017	Nov. 16, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and receivables
Cash and cash equivalents	$ 17,507,157		$ 22,954,571	$ 55,026,171	$ 5,193,561
Cash held in escrow			70,000,000
Accounts receivable	1,334,923		3,117,474	1,736,941
Restricted cash	478,260		449,760
Carrying amount of financial assets	19,320,340		96,521,805	56,763,112
Other financial liabilities
Accounts payable and accrued liabilities	1,844,955		$ 2,490,943	$ 3,232,971
Financial liabilities at fair value through profit and loss
Derivative liability from financing (current)	19,997,345
Convertible Note (current)	4,261,597
Derivative liability from financing (non-current)	16,831,685
Convertible Note(non-current)	15,745,962
carrying amount of financial liabilities	58,681,544
Convertible Note
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	20,007,559	$ 26,100,900
Convertible Note (current)	4,261,597
Convertible Note(non-current)	15,745,962
Convertible Note | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	20,007,559
Derivative financial liabilities
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	36,829,030
Derivative financial liabilities | Level 3
Financial liabilities at fair value through profit and loss
Financial liabilities, at fair value	$ 36,829,030